LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.73%
Aerospace & Defense–0.77%
BWX Technologies, Inc.	23,200	$ 1,249,552
Hexcel Corp.	24,300	1,445,121
Huntington Ingalls Industries, Inc.	7,600	1,515,744
†TransDigm Group, Inc.	7,300	4,756,242
		8,966,659
Air Freight & Logistics–0.16%
Expeditors International of Washington, Inc.	18,100	1,867,196
		1,867,196
Airlines–0.54%
†Alaska Air Group, Inc.	58,800	3,410,988
†Southwest Airlines Co.	63,800	2,922,040
		6,333,028
Auto Components–0.12%
†Aptiv PLC	12,200	1,460,462
		1,460,462
Banks–0.33%
First Republic Bank	12,600	2,042,460
†SVB Financial Group	3,354	1,876,395
		3,918,855
Beverages–0.58%
†Boston Beer Co., Inc. Class A	3,385	1,314,971
Brown-Forman Corp. Class B	60,755	4,071,800
Constellation Brands, Inc. Class A	6,000	1,381,920
		6,768,691
Biotechnology–2.42%
†ACADIA Pharmaceuticals, Inc.	47,200	1,143,184
†Alnylam Pharmaceuticals, Inc.	21,795	3,558,905
†Argenx SE ADR	8,037	2,534,146
†Ascendis Pharma AS ADR	13,336	1,565,113
†BioMarin Pharmaceutical, Inc.	15,700	1,210,470
†BioNTech SE ADR	10,600	1,807,936
†Blueprint Medicines Corp.	18,500	1,181,780
†Exact Sciences Corp.	43,054	3,010,336
†Genmab AS Sponsored ADR	46,500	1,682,370
†Horizon Therapeutics PLC	20,700	2,177,847
†Incyte Corp.	20,900	1,659,878
†Neurocrine Biosciences, Inc.	15,917	1,492,219
†Seagen, Inc.	18,331	2,640,581
†Ultragenyx Pharmaceutical, Inc.	17,804	1,292,926
†United Therapeutics Corp.	7,500	1,345,575
		28,303,266
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–0.97%
A O Smith Corp.	20,100	$ 1,284,189
Allegion PLC	12,000	1,317,360
Fortune Brands Home & Security, Inc.	44,983	3,341,337
Trane Technologies PLC	35,511	5,422,530
		11,365,416
Capital Markets–2.25%
Cboe Global Markets, Inc.	12,667	1,449,358
FactSet Research Systems, Inc.	5,250	2,279,287
MarketAxess Holdings, Inc.	16,263	5,532,673
MSCI, Inc.	21,300	10,711,344
Nasdaq, Inc.	8,900	1,585,980
Tradeweb Markets, Inc. Class A	54,117	4,755,261
		26,313,903
Chemicals–1.35%
Albemarle Corp.	8,500	1,879,775
CF Industries Holdings, Inc.	26,000	2,679,560
Corteva, Inc.	58,000	3,333,840
PPG Industries, Inc.	38,100	4,993,767
RPM International, Inc.	35,400	2,882,976
		15,769,918
Commercial Services & Supplies–3.24%
Cintas Corp.	24,000	10,209,360
†Copart, Inc.	77,900	9,774,113
†IAA, Inc.	66,654	2,549,515
Republic Services, Inc.	45,700	6,055,250
Ritchie Bros Auctioneers, Inc.	17,400	1,027,122
Rollins, Inc.	32,030	1,122,652
Waste Connections, Inc.	51,393	7,179,602
		37,917,614
Communications Equipment–0.51%
Motorola Solutions, Inc.	24,468	5,926,150
		5,926,150
Construction & Engineering–0.32%
Valmont Industries, Inc.	15,500	3,698,300
		3,698,300
Construction Materials–0.34%
Vulcan Materials Co.	21,518	3,952,857
		3,952,857
Consumer Finance–0.70%
Discover Financial Services	74,000	8,154,060
		8,154,060
Containers & Packaging–0.73%
†Ardagh Metal Packaging SA	144,853	1,177,655
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Avery Dennison Corp.	15,600	$ 2,713,932
Ball Corp.	28,273	2,544,570
Sealed Air Corp.	31,800	2,129,328
		8,565,485
Distributors–0.47%
Pool Corp.	13,000	5,497,050
		5,497,050
Diversified Consumer Services–0.35%
†Bright Horizons Family Solutions, Inc.	20,100	2,667,069
Service Corp. International	22,100	1,454,622
		4,121,691
Diversified Financial Services–0.52%
Apollo Global Management, Inc.	98,700	6,118,413
		6,118,413
Diversified Telecommunication Services–0.02%
=πSocure, Inc.	14,128	227,017
		227,017
Electrical Equipment–1.60%
AMETEK, Inc.	10,325	1,375,083
†Generac Holdings, Inc.	24,500	7,282,870
Hubbell, Inc.	16,000	2,940,320
Rockwell Automation, Inc.	25,600	7,168,768
		18,767,041
Electronic Equipment, Instruments & Components–3.08%
Amphenol Corp. Class A	158,700	11,958,045
CDW Corp.	48,300	8,640,387
Cognex Corp.	27,850	2,148,628
†Keysight Technologies, Inc.	23,262	3,674,698
Littelfuse, Inc.	4,400	1,097,404
†Zebra Technologies Corp. Class A	20,500	8,480,850
		36,000,012
Energy Equipment & Services–0.40%
Halliburton Co.	122,700	4,646,649
		4,646,649
Entertainment–1.14%
Electronic Arts, Inc.	11,300	1,429,563
†Roku, Inc.	31,100	3,895,897
†Spotify Technology SA	42,700	6,448,554
†Take-Two Interactive Software, Inc.	10,500	1,614,270
		13,388,284
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts–2.65%
Alexandria Real Estate Equities, Inc.	22,100	$ 4,447,625
CubeSmart	178,600	9,292,558
Equity LifeStyle Properties, Inc.	75,600	5,781,888
Rexford Industrial Realty, Inc.	21,100	1,573,849
SBA Communications Corp.	28,700	9,875,670
		30,971,590
Food & Staples Retailing–0.64%
†BJ's Wholesale Club Holdings, Inc.	94,100	6,362,101
Casey's General Stores, Inc.	5,800	1,149,386
		7,511,487
Food Products–1.09%
†Darling Ingredients, Inc.	60,900	4,895,142
Hershey Co.	22,300	4,830,849
McCormick & Co., Inc.	15,100	1,506,980
Tyson Foods, Inc. Class A	17,200	1,541,636
		12,774,607
Health Care Equipment & Supplies–5.62%
†ABIOMED, Inc.	16,200	5,366,088
†Align Technology, Inc.	2,600	1,133,600
Cooper Cos., Inc.	3,600	1,503,324
†Dexcom, Inc.	33,700	17,240,920
†Hologic, Inc.	21,800	1,674,676
†ICU Medical, Inc.	4,957	1,103,626
†IDEXX Laboratories, Inc.	13,000	7,111,780
†Insulet Corp.	34,100	9,083,899
†Novocure Ltd.	21,300	1,764,705
†Penumbra, Inc.	16,300	3,620,719
†Quidel Corp.	11,000	1,237,060
ResMed, Inc.	40,000	9,700,400
†Shockwave Medical, Inc.	6,900	1,430,784
Steris PLC	10,650	2,574,851
Teleflex, Inc.	3,300	1,170,939
		65,717,371
Health Care Providers & Services–2.26%
†Acadia Healthcare Co., Inc.	20,388	1,336,026
†Amedisys, Inc.	8,300	1,430,007
†Centene Corp.	18,376	1,547,075
†DaVita, Inc.	12,900	1,459,119
†Guardant Health, Inc.	28,800	1,907,712
McKesson Corp.	52,549	16,086,825
†Molina Healthcare, Inc.	8,000	2,668,720
		26,435,484
Health Care Technology–0.95%
†Teladoc Health, Inc.	11,558	833,678

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
†Veeva Systems, Inc. Class A	48,208	$ 10,242,272
		11,075,950
Hotels, Restaurants & Leisure–5.22%
†Caesars Entertainment, Inc.	49,800	3,852,528
†Chipotle Mexican Grill, Inc.	9,500	15,029,285
Domino's Pizza, Inc.	13,100	5,331,831
†DraftKings, Inc. Class A	88,462	1,722,355
†Hilton Worldwide Holdings, Inc.	88,600	13,444,164
MGM Resorts International	254,700	10,682,118
Papa John's International, Inc.	20,700	2,179,296
Restaurant Brands International, Inc.	53,604	3,129,938
†Wynn Resorts Ltd.	31,300	2,495,862
Yum! Brands, Inc.	27,000	3,200,310
		61,067,687
Household Durables–0.58%
†NVR, Inc.	1,532	6,843,858
		6,843,858
Household Products–0.22%
Church & Dwight Co., Inc.	15,600	1,550,328
Clorox Co.	7,400	1,028,822
		2,579,150
Insurance–1.72%
Arthur J Gallagher & Co.	57,100	9,969,660
Assurant, Inc.	7,100	1,290,993
Hartford Financial Services Group, Inc.	123,800	8,890,078
		20,150,731
Interactive Media & Services–1.60%
†IAC/InterActiveCorp	10,000	1,002,800
†Match Group, Inc.	118,267	12,860,354
†Pinterest, Inc. Class A	127,200	3,130,392
†ZoomInfo Technologies, Inc.	29,542	1,764,839
		18,758,385
Internet & Direct Marketing Retail–0.67%
†Chewy, Inc. Class A	33,427	1,363,153
†Etsy, Inc.	41,800	5,194,904
†Wayfair, Inc. Class A	11,400	1,262,892
		7,820,949
IT Services–5.66%
†Affirm Holdings, Inc.	19,825	917,501
Broadridge Financial Solutions, Inc.	39,700	6,181,687
†Endava PLC	10,500	1,396,815
†EPAM Systems, Inc.	23,200	6,881,352
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†Euronet Worldwide, Inc.	13,400	$ 1,744,010
†FleetCor Technologies, Inc.	15,500	3,860,430
†Gartner, Inc.	26,500	7,882,690
Genpact Ltd.	32,600	1,418,426
†Globant SA	11,700	3,066,219
†GoDaddy, Inc. Class A	19,000	1,590,300
†MongoDB, Inc.	25,500	11,311,545
†Okta, Inc.	44,700	6,747,912
Paychex, Inc.	68,800	9,389,136
†Twilio, Inc. Class A	3,800	626,278
†VeriSign, Inc.	5,700	1,268,022
†WEX, Inc.	10,800	1,927,260
		66,209,583
Leisure Products–0.22%
†Mattel, Inc.	114,900	2,551,929
		2,551,929
Life Sciences Tools & Services–4.28%
†Adaptive Biotechnologies Corp.	44,394	616,189
Agilent Technologies, Inc.	34,700	4,591,851
†Avantor, Inc.	191,133	6,464,118
†Bio-Rad Laboratories, Inc. Class A	7,100	3,998,933
Bio-Techne Corp.	13,300	5,759,432
Bruker Corp.	18,300	1,176,690
†IQVIA Holdings, Inc.	16,220	3,750,226
†Mettler-Toledo International, Inc.	6,100	8,376,459
†Pacific Biosciences of California, Inc.	60,600	551,460
†Repligen Corp.	35,327	6,644,655
West Pharmaceutical Services, Inc.	19,845	8,150,540
		50,080,553
Machinery–0.92%
Graco, Inc.	15,200	1,059,744
IDEX Corp.	5,825	1,116,827
†Middleby Corp.	15,136	2,481,396
Otis Worldwide Corp.	26,400	2,031,480
PACCAR, Inc.	19,900	1,752,593
Toro Co.	13,100	1,119,919
Woodward, Inc.	10,100	1,261,591
		10,823,550
Media–0.80%
Cable One, Inc.	6,425	9,407,742
		9,407,742
Metals & Mining–0.35%
Steel Dynamics, Inc.	48,500	4,046,355
		4,046,355

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multiline Retail–0.24%
†Dollar Tree, Inc.	7,800	$ 1,249,170
†Ollie's Bargain Outlet Holdings, Inc.	35,700	1,533,672
		2,782,842
Oil, Gas & Consumable Fuels–2.67%
Devon Energy Corp.	245,700	14,528,241
Pioneer Natural Resources Co.	55,000	13,751,650
=πVenture Global LNG Inc. Series B	36	214,206
=πVenture Global LNG Inc. Series C	455	2,707,327
		31,201,424
Pharmaceuticals–0.59%
†Catalent, Inc.	38,469	4,266,212
†Elanco Animal Health, Inc.	63,118	1,646,749
Royalty Pharma PLC Class A	25,480	992,701
		6,905,662
Professional Services–2.25%
Booz Allen Hamilton Holding Corp.	21,720	1,907,885
†CoStar Group, Inc.	76,600	5,102,326
Equifax, Inc.	18,000	4,267,800
Leidos Holdings, Inc.	14,300	1,544,686
TransUnion	47,800	4,939,652
†Upwork, Inc.	46,700	1,085,308
Verisk Analytics, Inc.	34,896	7,489,728
		26,337,385
Real Estate Management & Development–0.05%
eXp World Holdings, Inc.	26,900	569,473
		569,473
Road & Rail–1.46%
JB Hunt Transport Services, Inc.	25,200	5,059,908
Landstar System, Inc.	8,000	1,206,640
Old Dominion Freight Line, Inc.	36,200	10,812,216
		17,078,764
Semiconductors & Semiconductor Equipment–5.88%
†Enphase Energy, Inc.	38,900	7,849,242
Entegris, Inc.	77,200	10,133,272
KLA Corp.	7,000	2,562,420
†Lattice Semiconductor Corp.	29,000	1,767,550
Marvell Technology, Inc.	39,511	2,833,334
Microchip Technology, Inc.	187,964	14,123,615
MKS Instruments, Inc.	8,000	1,200,000
Monolithic Power Systems, Inc.	21,700	10,539,256
†ON Semiconductor Corp.	88,500	5,540,985
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Silicon Laboratories, Inc.	9,300	$ 1,396,860
Skyworks Solutions, Inc.	30,500	4,065,040
†Synaptics, Inc.	4,800	957,600
Teradyne, Inc.	49,700	5,876,031
		68,845,205
Software–19.65%
†ANSYS, Inc.	12,700	4,034,155
†AppLovin Corp. Class A	45,400	2,500,178
†Aspen Technology, Inc.	28,987	4,793,580
†Avalara, Inc.	29,000	2,885,790
Bentley Systems, Inc. Class B	23,050	1,018,349
†Bill.com Holdings, Inc.	31,900	7,234,601
†Black Knight, Inc.	41,199	2,389,130
†Cadence Design Systems, Inc.	100,200	16,478,892
=πCanva, Inc.	607	828,555
†CCC Intelligent Solutions Holdings, Inc.	73,350	809,784
†Ceridian HCM Holding, Inc.	32,221	2,202,628
†Confluent, Inc. Class A	40,203	1,648,323
†Coupa Software, Inc.	31,969	3,249,009
†Crowdstrike Holdings, Inc. Class A	67,995	15,440,305
=πDatabricks, Inc.	9,712	1,611,027
†Datadog, Inc. Class A	97,318	14,740,757
†DocuSign, Inc.	46,313	4,961,049
†DoubleVerify Holdings, Inc.	56,182	1,414,101
†Dynatrace, Inc.	35,588	1,676,195
†Fair Isaac Corp.	11,100	5,177,706
†Five9, Inc.	25,818	2,850,307
†Fortinet, Inc.	51,500	17,599,610
†Gitlab, Inc. Class A	38,570	2,100,136
†HashiCorp, Inc. Class A	2,105	113,670
†HubSpot, Inc.	22,759	10,809,159
†Informatica, Inc. Class A	67,900	1,340,346
†Manhattan Associates, Inc.	28,800	3,994,848
†nCino, Inc.	63,367	2,596,780
†Palo Alto Networks, Inc.	30,600	19,048,806
†Paycom Software, Inc.	22,750	7,880,145
†Paycor HCM, Inc.	43,600	1,269,196
†Paylocity Holding Corp.	20,500	4,218,285
†Procore Technologies, Inc.	14,174	821,525
†PTC, Inc.	37,651	4,055,766
†Qualtrics International, Inc. Class A	55,749	1,591,634
†RingCentral, Inc. Class A	26,000	3,047,460
†SentinelOne, Inc. Class A	44,492	1,723,620
†Smartsheet, Inc. Class A	20,700	1,133,946
=πSNYK Ltd.	62,548	897,220
SS&C Technologies Holdings, Inc.	39,600	2,970,792
†Synopsys, Inc.	34,300	11,431,161
=πTanium, Inc. Class B	26,961	248,580

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Trade Desk, Inc. Class A	205,636	$ 14,240,293
†Tyler Technologies, Inc.	14,400	6,406,416
†UiPath, Inc. Class A	40,056	864,809
†Workiva, Inc.	14,100	1,663,800
†Zscaler, Inc.	41,300	9,964,864
		229,977,288
Specialty Retail–5.09%
†AutoZone, Inc.	3,668	7,499,520
†Burlington Stores, Inc.	23,300	4,244,561
†CarMax, Inc.	25,000	2,412,000
†Carvana Co.	26,400	3,149,256
†Five Below, Inc.	22,800	3,610,836
†Floor & Decor Holdings, Inc. Class A	28,200	2,284,200
†O'Reilly Automotive, Inc.	11,900	8,151,024
†RH	5,100	1,663,059
Ross Stores, Inc.	26,400	2,388,144
Tractor Supply Co.	48,800	11,388,456
†Ulta Beauty, Inc.	24,674	9,825,680
Williams-Sonoma, Inc.	19,900	2,885,500
		59,502,236
Textiles, Apparel & Luxury Goods–1.20%
†Lululemon Athletica, Inc.	38,300	13,988,309
		13,988,309
Trading Companies & Distributors–1.29%
Fastenal Co.	33,500	1,989,900
Ferguson PLC	8,600	1,153,432
†SiteOne Landscape Supply, Inc.	15,900	2,570,871
†United Rentals, Inc.	19,600	6,962,116
Watsco, Inc.	7,800	2,376,192
		15,052,511
Total Common Stock (Cost $752,087,433)		1,155,116,077
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS–1.09%
=†πCanva, Inc. Series A	36	$ 49,140
=†πCanva, Inc. Series A-3	1	1,365
=†πCaris Life Sciences, Inc. Series D	107,248	868,709
=†πDatabricks, Inc. Series F	20,628	3,421,773
=†πDatabricks, Inc. Series G	2,233	370,410
=†πDatabricks, Inc. Series H	5,350	887,458
=†πDatarobot, Inc. Series G	43,773	915,731
=†πRappi, Inc. Series E	27,648	1,568,471
=†πSNYK Ltd. Series F	104,245	1,495,342
=†πSocure, Inc. Series A	17,170	275,898
=†πSocure, Inc. Series A-1	14,092	226,439
=†πSocure, Inc. Series B	255	4,097
=†πSocure, Inc. Series E	32,664	524,865
=†πTanium, Inc. Series G	234,645	2,163,427
Total Convertible Preferred Stocks (Cost $9,934,202)		12,773,125

MONEY MARKET FUND–0.16%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.25%)	1,934,507	1,934,507
Total Money Market Fund (Cost $1,934,507)		1,934,507

TOTAL INVESTMENTS–99.98% (Cost $763,956,142)	1,169,823,709
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	221,617
NET ASSETS APPLICABLE TO 37,661,103 SHARES OUTSTANDING–100.00%	$1,170,045,326

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2022, the aggregate value of restricted securities was $19,507,057, which represented 1.67% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$1,034,657	$828,555
Canva, Inc. Series A	11/4/2021	61,371	49,140
Canva, Inc. Series A-3	11/4/2021	1,705	1,365
Caris Life Sciences, Inc. Series D	5/11/2021	868,709	868,709
Databricks, Inc.	7/24/2020	466,419	1,611,027
Databricks, Inc. Series F	10/22/2019	885,940	3,421,773
Databricks, Inc. Series G	2/1/2021	396,063	370,410
Databricks, Inc. Series H	9/1/2021	1,179,420	887,458
Datarobot, Inc. Series G	6/11/2021	1,197,647	915,731
Rappi, Inc. Series E	9/8/2020	1,651,858	1,568,471
SNYK Ltd.	9/3/2021	897,220	897,220
SNYK Ltd. Series F	9/3/2021	1,495,342	1,495,342
Socure, Inc.	12/22/2021	227,017	227,017
Socure, Inc. Series A	12/22/2021	275,898	275,898
Socure, Inc. Series A-1	12/22/2021	226,439	226,439
Socure, Inc. Series B	12/22/2021	4,097	4,097
Socure, Inc. Series E	10/27/2021	524,865	524,865
Tanium, Inc. Class B	9/24/2020	307,226	248,580
Tanium, Inc. Series G	8/16/2015	1,164,848	2,163,427
Venture Global LNG Inc. Series B	3/8/2018	108,720	214,206
Venture Global LNG Inc. Series C	10/16/2017	1,693,275	2,707,327
Total		$14,668,736	$19,507,057

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
LNG–Liquefied Natural Gas
See accompanying notes.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price Structured Mid-Cap Growth Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$8,966,659	$—	$—	$8,966,659
Air Freight & Logistics	1,867,196	—	—	1,867,196
Airlines	6,333,028	—	—	6,333,028
Auto Components	1,460,462	—	—	1,460,462
Banks	3,918,855	—	—	3,918,855
Beverages	6,768,691	—	—	6,768,691
Biotechnology	28,303,266	—	—	28,303,266
Building Products	11,365,416	—	—	11,365,416
Capital Markets	26,313,903	—	—	26,313,903
Chemicals	15,769,918	—	—	15,769,918
Commercial Services & Supplies	37,917,614	—	—	37,917,614
Communications Equipment	5,926,150	—	—	5,926,150
Construction & Engineering	3,698,300	—	—	3,698,300
Construction Materials	3,952,857	—	—	3,952,857
Consumer Finance	8,154,060	—	—	8,154,060
Containers & Packaging	8,565,485	—	—	8,565,485
Distributors	5,497,050	—	—	5,497,050
Diversified Consumer Services	4,121,691	—	—	4,121,691
Diversified Financial Services	6,118,413	—	—	6,118,413
Diversified Telecommunication Services	—	—	227,017	227,017
Electrical Equipment	18,767,041	—	—	18,767,041
Electronic Equipment, Instruments & Components	36,000,012	—	—	36,000,012
Energy Equipment & Services	4,646,649	—	—	4,646,649
Entertainment	13,388,284	—	—	13,388,284
Equity Real Estate Investment Trusts	30,971,590	—	—	30,971,590
Food & Staples Retailing	7,511,487	—	—	7,511,487
Food Products	12,774,607	—	—	12,774,607
Health Care Equipment & Supplies	65,717,371	—	—	65,717,371
Health Care Providers & Services	26,435,484	—	—	26,435,484
Health Care Technology	11,075,950	—	—	11,075,950
Hotels, Restaurants & Leisure	61,067,687	—	—	61,067,687
Household Durables	6,843,858	—	—	6,843,858
Household Products	2,579,150	—	—	2,579,150
Insurance	20,150,731	—	—	20,150,731
Interactive Media & Services	18,758,385	—	—	18,758,385
Internet & Direct Marketing Retail	7,820,949	—	—	7,820,949
IT Services	66,209,583	—	—	66,209,583
Leisure Products	2,551,929	—	—	2,551,929
Life Sciences Tools & Services	50,080,553	—	—	50,080,553
Machinery	10,823,550	—	—	10,823,550
Media	9,407,742	—	—	9,407,742
Metals & Mining	4,046,355	—	—	4,046,355
Multiline Retail	2,782,842	—	—	2,782,842
Oil, Gas & Consumable Fuels	28,279,891	—	2,921,533	31,201,424
Pharmaceuticals	6,905,662	—	—	6,905,662
Professional Services	26,337,385	—	—	26,337,385
Real Estate Management & Development	569,473	—	—	569,473
Road & Rail	17,078,764	—	—	17,078,764
Semiconductors & Semiconductor Equipment	68,845,205	—	—	68,845,205
Software	226,391,906	—	3,585,382	229,977,288
Specialty Retail	59,502,236	—	—	59,502,236
Textiles, Apparel & Luxury Goods	13,988,309	—	—	13,988,309
Trading Companies & Distributors	15,052,511	—	—	15,052,511
Convertible Preferred Stocks	—	—	12,773,125	12,773,125
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–8

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Money Market Fund	$1,934,507	$—	$—	$1,934,507
Total Investments	$1,150,316,652	$—	$19,507,057	$1,169,823,709
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended March 31, 2022.
Asset Type	Fair Value at March 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Average)
Common Stock	$ 6,733,932	Recent Transaction	#	#
			Enterprise Value to Sales Multiple (b)	10.5x-22.9x (N/A)
			Enterprise Value to EBITDA Multiple (b)	10.5x-12.5x (N/A)
			Enterprise Value to Gross Profit Multiple (b)	14.1x-29.7x (N/A)
			Projected future value discount rate (a)	20% (N/A)
			Present Value Factor	0.482
			Projected future value discount rate term	4 years
			Discount for Lack of Marketability (a)	10% (N/A)
Convertible Preferred Stock	$12,773,125	Recent Transaction	#	#
			Enterprise Value to Gross Merchandise Value Multiple (b)	0.7x (N/A)
			Enterprise Value to Sales Multiple (b)	3.3x-22.9x (N/A)
			Enterprise Value to Gross Profit Multiple (b)	14.1x-29.7x (N/A)
			Discount for Lack of Marketability (a)	10% (N/A)
Total	$19,507,057
# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock	Convertible Preferred Stock	Total
Balance as of 12/31/21	$7,469,811	$14,819,831	$22,289,642
Reclassifications	—	—	—
Purchases	—	—	—
Sales	—	—	—
Transfer In	—	—	—
Transfer Out	—	—	—
Accretion/(amortization)	—	—	—
Net realized gain	—	—	—
Net change in unrealized appreciation (depreciation)	(735,879)	(2,046,706)	(2,782,585)
Balance as of 03/31/22	$6,733,932	$12,773,125	$19,507,057
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 03/31/22	$(735,879)	$(2,046,706)	$(2,782,585)
During the period ended March 31, 2022, there were no material transfers to or from Level 3 investments.
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–9